GOODWILL (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Growth rate used to extrapolate cash flow projections	0.00%	5.50%
Discount rate applied to cash flow projections	8.33%	7.55%
Impairment loss	$ 0	$ 16,503	$ 12,625
Unicorn Tankers a division of Grindrod Shipping South Africa PtyLtd [Member]
Growth rate used to extrapolate cash flow projections	5.50%	5.50%
Discount rate applied to cash flow projections	15.00%	15.00%
Impairment loss	$ 0	$ 6,119	$ 0